Income Tax (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets (liability)

	September 30,
	2025	2024
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(1,145,726)	(69,745)
State	—	—
Change in valuation allowance	1,145,726	69,745
Income tax provision	$—	$—

Deferred income tax assets and liabilities result primarily from temporary differences in the recognition of various expenses for tax and financial statement purposes, and from the recognition of the tax benefits of net operating loss carryforwards.

The Company’s net deferred tax assets (liability) at September 30, 2025 and 2024 are as follows:

	September 30,
	2025	2024
Deferred tax asset (liability)
Research & Development expenses	$15,003	$—
Stock based compensation	538,487	—
Net operating loss	728,566	69,745
Amortization of R&D	(5,251)	—
Total deferred tax asset	1,276,805	69,745
Valuation allowance	(1,276,805)	(69,745)
Deferred tax asset, net of allowance	$—	$—

Schedule of deferred tax assets (liability)

	September 30,
	2025	2024
Deferred tax asset (liability)
Research & Development expenses	$15,003	$—
Stock based compensation	538,487	—
Net operating loss	728,566	69,745
Amortization of R&D	(5,251)	—
Total deferred tax asset	1,276,805	69,745
Valuation allowance	(1,276,805)	(69,745)
Deferred tax asset, net of allowance	$—	$—

Deferred tax asset (liability)	Deferred tax asset (liability) Research & Development expenses $15,003 $— Stock based compensation 538,487 — Net operating loss 728,566 69,745 Amortization of R&D (5,251) — Total deferred tax asset 1,276,805 69,745 Valuation allowance (1,276,805) (69,745)Deferred tax asset, net of allowance $— $—

Schedule of effective tax rate

	September 30,
	2025	2024
Statutory federal income tax rate	21%	21%
State taxes, net of federal tax benefit	—	—
Change in valuation allowance	(21)%	(21)%
Income tax provision	0%	0%